Borrowings and Lines of Credit	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Borrowings and Lines of Credit
BORROWINGS AND LINES OF CREDIT

(dollars in millions)	2018	2017
Short-term borrowings:
Commercial paper	$1,257	$300
Other borrowings	212	92
Total short-term borrowings	$1,469	$392

At December 31, 2018, we had revolving credit agreements with various banks permitting aggregate borrowings of up to $4.35 billion pursuant to a $2.20 billion revolving credit agreement and a $2.15 billion multicurrency revolving credit agreement, both of which expire in August 2021. Additionally, on November 26, 2018, we entered into a $1.5 billion revolving credit agreement, which will mature on May 25, 2019. As of December 31, 2018, there were no borrowings on any of these agreements. The undrawn portions of these revolving credit agreements are also available to serve as backup facilities for the issuance of commercial paper. As of December 31, 2018, our maximum commercial paper borrowing limit was $4.35 billion. Commercial paper borrowings at December 31, 2018 include approximately €750 million ($858 million) of euro-denominated commercial paper. We use our commercial paper borrowings for general corporate purposes, including the funding of potential acquisitions, pension contributions, debt refinancing, dividend payments and repurchases of our common stock. The need for commercial paper borrowings arises when the use of domestic cash for general corporate purposes exceeds the sum of domestic cash generation and foreign cash repatriated to the U.S.
At December 31, 2018, approximately $2.2 billion was available under short-term lines of credit with local banks at our various domestic and international subsidiaries. The weighted-average interest expense rates applicable to short-term borrowings and total debt were as follows:

	2018	2017
Average interest expense rate - average outstanding borrowings during the year:
Short-term borrowings	1.5%	1.1%
Total debt	3.5%	3.5%

Average interest expense rate - outstanding borrowings as of December 31:
Short-term borrowings	1.2%	2.3%
Total debt	3.5%	3.5%

Long-term debt consisted of the following as of December 31:

(dollars in millions)	2018	2017
6.800% notes due 2018	$—	$99
EURIBOR plus 0.80% floating rate notes due 2018 (€750 million principal value) [2]	—	890
1.778% junior subordinated notes due 2018	—	1,100
LIBOR plus 0.350% floating rate notes due 2019 [3]	350	350
1.500% notes due 2019 [1]	650	650
1.950% notes due 2019[4]	300	—
EURIBOR plus 0.15% floating rate notes due 2019 (€750 million principal value) [2]	858	890
5.250% notes due 2019[4]	300	—
8.875% notes due 2019	271	271
4.875% notes due 2020 [1]	171	171
4.500% notes due 2020 [1]	1,250	1,250
1.900% notes due 2020 [1]	1,000	1,000
EURIBOR plus 0.20% floating rate notes due 2020 (€750 million principal value)[2]	858	—
8.750% notes due 2021	250	250
3.100% notes due 2021[4]	250	—
3.350% notes due 2021[1]	1,000	—
LIBOR plus 0.650% floating rate notes due 2021[1,3]	750	—

1.950% notes due 2021 [1]	750	750
1.125% notes due 2021 (€950 million principal value) [1]	1,088	1,127
2.300% notes due 2022 [1]	500	500
2.800% notes due 2022[4]	1,100	—
3.100% notes due 2022 [1]	2,300	2,300
1.250% notes due 2023 (€750 million principal value) [1]	858	890
3.650% notes due 2023[1]	2,250	—
3.700% notes due 2023[4]	400	—
2.800% notes due 2024 [1]	800	800
3.200% notes due 2024[4]	950	—
1.150% notes due 2024 (€750 million principal value)[1]	858	—
3.950% notes due 2025[1]	1,500	—
1.875% notes due 2026 (€500 million principal value) [1]	573	593
2.650% notes due 2026 [1]	1,150	1,150
3.125% notes due 2027 [1]	1,100	1,100
3.500% notes due 2027[4]	1,300	—
7.100% notes due 2027	141	141
6.700% notes due 2028	400	400
4.125% notes due 2028[1]	3,000	—
7.500% notes due 2029 [1]	550	550
2.150% notes due 2030 (€500 million principal value)[1]	573	—
5.400% notes due 2035 [1]	600	600
6.050% notes due 2036 [1]	600	600
6.800% notes due 2036 [1]	134	134
7.000% notes due 2038	159	159
6.125% notes due 2038 [1]	1,000	1,000
4.450% notes due 2038[1]	750	—
5.700% notes due 2040 [1]	1,000	1,000
4.500% notes due 2042 [1]	3,500	3,500
4.800% notes due 2043[4]	400	—
4.150% notes due 2045 [1]	850	850
3.750% notes due 2046 [1]	1,100	1,100
4.050% notes due 2047 [1]	600	600
4.350% notes due 2047[4]	1,000	—
4.625% notes due 2048[1]	1,750	—
Project financing obligations	287	158
Other (including capitalized leases)	287	195
Total principal long-term debt	44,416	27,118
Other (fair market value adjustments, discounts and debt issuance costs)	(348)	(25)
Total long-term debt	44,068	27,093
Less: current portion	2,876	2,104
Long-term debt, net of current portion	$41,192	$24,989

1	We may redeem these notes at our option pursuant to their terms.

2
The three-month EURIBOR rate as of December 31, 2018 was approximately -0.309%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.

3	The three-month LIBOR rate as of December 31, 2018 was approximately 2.808%.

4	Rockwell Collins debt which remained outstanding following the Merger.

The project financing obligations included in the table above are associated with the sale of rights to unbilled revenues related to the ongoing activity of an entity owned by Carrier.
We had the following issuances of debt in 2018 and 2017.
(dollars in millions)

Issuance Date	Description of Notes	Aggregate Principal Balance
August 16, 2018:	3.350% notes due 2021[1]	$1,000
	3.650% notes due 2023[1]	2,250
	3.950% notes due 2025[1]	1,500
	4.125% notes due 2028[1]	3,000
	4.450% notes due 2038[1]	750
	4.625% notes due 2048[2]	1,750
	LIBOR plus 0.65% floating rate notes due 2021[1]	750

May 18, 2018:	1.150% notes due 2024[3]	€750
	2.150% notes due 2030[3]	500
	EURIBOR plus 0.20% floating rate notes due 2020[3]	750

November 13, 2017:	EURIBOR plus 0.15% floating rate notes due 2019[2]	€750

May 4, 2017:	1.900% notes due 2020[4]	$1,000
	2.300% notes due 2022[4]	500
	2.800% notes due 2024[4]	800
	3.125% notes due 2027[4]	1,100
	4.050% notes due 2047[4]	600

1
The net proceeds received from these debt issuances were used to partially finance the cash consideration portion of the purchase price for Rockwell Collins and fees, expenses and other amounts related to the acquisition of Rockwell Collins.

2	The net proceeds from these debt issuances were used to fund the repayment of commercial paper and for other general corporate purposes.

3	The net proceeds received from these debt issuances were used for general corporate purposes.

4
The net proceeds received from these debt issuances were used to fund the repayment at maturity of our 1.800% notes due 2017, representing $1.5 billion in aggregate principal and other general corporate purposes.

We made the following repayments of debt in 2018 and 2017:
(dollars in millions)

Repayment Date	Description of Notes	Aggregate Principal Balance
December 14, 2018	Variable-rate term loan due 2020 (1 month LIBOR plus 1.25%)[1]	$482

May 4, 2018	1.778% junior subordinated notes	$1,100

February 22, 2018	EURIBOR plus 0.80% floating rate notes	€750

February 1, 2018	6.80% notes	$99

June 1, 2017	1.800% notes	$1,500

1	This term loan was assumed in connection with the Rockwell Collins acquisition and subsequently repaid.
The percentage of total short-term borrowings and long-term debt at variable interest rates was 10% and 9% at December 31, 2018 and 2017, respectively. Interest rates on our commercial paper borrowings are considered variable due to their short-term duration and high-frequency of turnover.
The average maturity of our long-term debt at December 31, 2018 is approximately 11 years. The schedule of principal payments required on long-term debt for the next five years and thereafter is:

(dollars in millions)
2019	$2,876
2020	3,436
2021	4,151
2022	3,910
2023	3,523
Thereafter	26,520
Total	$44,416

We have an existing universal shelf registration statement filed with the SEC for an indeterminate amount of debt and equity securities for future issuance, subject to our internal limitations on the amount of debt to be issued under this shelf registration statement.